Bank Borrowings (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Credit Facility Agreements [Member]
Bank Borrowings [Line Items]
Draw down borrowings	¥ 850,000,000	$ 10,000,000
Unused credit limits under credit facility agreements	¥ 468,737,455	$ 10,000,000
Minimum [Member] | Long-term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Credit facility agreements bore interest rate	2.40%	2.40%	2.75%
Minimum [Member] | Long-term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Credit facility agreements bore interest rate	4.20%	4.20%	4.00%
Maximum [Member] | Long-term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Credit facility agreements bore interest rate	4.20%	4.20%	4.60%
Maximum [Member] | Long-term Bank Borrowings [Member]
Bank Borrowings [Line Items]
Credit facility agreements bore interest rate	4.60%	4.60%	4.60%